Variable Interest Entities - Additional Information (Detail) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended				12 Months Ended				12 Months Ended			1 Months Ended
	Dec. 16, 2011 USD ($)	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Jan. 19, 2007 Maximum USD ($)	Mar. 31, 2013 Variable Interest Entity, Not Primary Beneficiary USD ($) Contract	Mar. 31, 2013 Variable Interest Entity, Not Primary Beneficiary JPY (¥) Contract	Mar. 31, 2009 Variable Interest Entity, Not Primary Beneficiary USD ($)	Mar. 31, 2013 Variable Interest Entity, Not Primary Beneficiary Maximum USD ($)	Mar. 31, 2013 Third-party investor USD ($)	Mar. 31, 2013 Subsidiaries USD ($)	Apr. 11, 2012 Subsidiaries Acquisition USD ($)	Jan. 31, 2010 Mexican subsidiaries	Mar. 31, 2013 Variable Interest Entity Two JPY (¥)	Mar. 31, 2013 Variable Interest Entity USD ($)	Mar. 31, 2013 Variable Interest Entity JPY (¥)	Mar. 31, 2013 Variable Interest Entity Maximum USD ($)
Variable Interest Entity [Line Items]
Total assets			¥ 14,206,292	¥ 13,295,667										¥ 26,426		¥ 111,553
Total liabilities			11,522,117	10,785,546										7,752		42,155
Guaranteed annual dividend for third party investor																	23.1
Guaranty obligation									303
Ownership interest used as collateral, Percent										50.00%
Joint venture agreement for acquiring international distribution rights						12	12
Amount of financing capitalized for joint venture agreement						406
Amount of financing contributed by unrelated third party investors or subsidiaries										95	11
Amount of financing funded through bank credit facility						300
Cost of acquired participation interest of Variable Interest Entity												22
Repayment of debt contributed by unrelated third party investors								95
Commitment received from third VIE to fund production or acquisition cost of films on revolving basis					525
Amount funded by third VIE	20
Ownership interest sold in subsidiary													90.00%
Prepaid expenses and other current assets			443,272	463,693			8,989
Accounts payable, trade							12,756
Net investment related to VIE															273
Net receivable related to VIE															11
Aggregate amounts of losses recorded on balance sheet		$ 284
Acquisition date		Jun. 29, 2012	Jun. 29, 2012